Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents (notes 4 and 5)	$ 42,293	$ 27,898
Restricted cash	173	177
Short-term investments (notes 4 and 6)	33,606	69,427
Accounts receivable, net	10,024	8,773
Inventories (note 7)	7,217	7,917
Prepaid expenses and other current assets (note 8)	1,437	1,957
Total current assets	94,750	116,149
LONG-TERM INVESTMENTS (notes 4 and 9)	16,121	15,530
PROPERTY AND EQUIPMENT, NET (note 10)	23,039	26,142
OTHER ASSETS
Restricted assets (note 19)		10,000
Intangible assets, net (note 11)		31
Other assets (note 12)	3,509	3,474
Total other assets	3,509	13,505
TOTAL ASSETS	137,419	171,326
CURRENT LIABILITIES
Notes and accounts payable	4,169	3,756
Income tax payable	238	362
Accrued expenses and other current liabilities (note 13)	5,353	6,577
Total current liabilities	9,760	10,695
OTHER LONG-TERM LIABILITIES
Accrued pension liabilities (note 15)	391	708
Other liabilities (notes 10 and 19)	658	9,551
Total long-term liabilities	1,049	10,259
Total liabilities	10,809	20,954
SHAREHOLDERS’ EQUITY
Preference shares at $0.00002 par value per share; Authorized – 250,000,000 shares;
Ordinary shares at $0.00002 par value per share; Authorized – 4,750,000,000 shares; Issued – 1,660,786,600 shares as of December 31, 2013 and 2012, respectively; Outstanding – 1,391,744,250 and1,498,714,100 shares as of December 31, 2013 and 2012, respectively	33	33
Additional paid-in capital	140,198	138,793
Retained earnings (accumulated deficits)	(2,234)	16,865
Accumulated other comprehensive income	8,512	7,865
Treasury stock – 269,042,350 and 162,072,500 shares as of December 31, 2013 and 2012, respectively	(19,899)	(13,184)
Total shareholders’ equity	126,610	150,372
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 137,419	$ 171,326